Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	7,436,747
Exercise Price | $ / shares	$ 2.21
Weighted Average Remaining Life	10 months 28 days
July 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	172,531
Exercise Price | $ / shares	$ 4.71
Weighted Average Remaining Life	3 months 18 days
November 17, 2022 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	611,250
Exercise Price | $ / shares	$ 4.89
Weighted Average Remaining Life	6 months 10 days
January 20, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	1,687,341
Exercise Price | $ / shares	$ 7.5
Weighted Average Remaining Life	3 years 9 months 21 days
February 28, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	4,965,625
Exercise Price | $ / shares	$ 1.92
Weighted Average Remaining Life	4 years 10 months 28 days